Restructuring, Impairment and Transaction-Related Charges (Schedule of Restructuring Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring, Impairment and Transaction Related Charges [Abstract]
Employee termination charges	$ 15.7	$ 27.2	$ 29.5
Impairment charges	21.8	23.0	13.8
Transaction-related charges	4.0	4.1	2.9
Integration costs	25.2	44.6	45.7
Other restructuring charges	28.6	19.4	22.1
Total	$ 95.3	$ 118.3	$ 114.0